Financial Instruments - Derivative Instruments Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Total Fair Value, Derivative Assets		$ 7,229
Total Fair Value, Derivative Liabilities	$ 7,415
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Total Fair Value, Derivative Assets		1,087
Total Fair Value, Derivative Liabilities	4,187
Foreign Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Total Fair Value, Derivative Assets	3,575	6,142
Total Fair Value, Derivative Liabilities	3,228	6,907
Fair Value of Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Fair Value, Derivative Assets		5,209
Total Fair Value, Derivative Liabilities	4,984
Fair Value of Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Total Fair Value, Derivative Assets		1,087
Total Fair Value, Derivative Liabilities	4,187
Fair Value of Derivatives Designated as Hedging Instrument [Member] | Foreign Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Total Fair Value, Derivative Assets	1,310	4,122
Total Fair Value, Derivative Liabilities	797	205
Fair Value of Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Fair Value, Derivative Assets		2,020
Total Fair Value, Derivative Liabilities	2,431
Fair Value of Derivatives Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Total Fair Value, Derivative Assets		0
Total Fair Value, Derivative Liabilities	0
Fair Value of Derivatives Not Designated as Hedging Instrument [Member] | Foreign Currency Contracts [Member]
Derivatives, Fair Value [Line Items]
Total Fair Value, Derivative Assets	2,265	2,020
Total Fair Value, Derivative Liabilities	$ 2,431	$ 6,702